                                              American Skandia Trust
                         Supplement dated July 1, 2002 to the Prospectus dated May 1, 2002

(1)  Portfolio Name Change - AST INVESCO Equity Income Portfolio

         (a) In  response  to  recent  fund  name  regulations  of the U.S.  Securities  and  Exchange  Commission,
effective  July 1, 2002, the AST INVESCO  Equity Income  Portfolio has been renamed the AST INVESCO  Capital Income
Portfolio.  Accordingly,  all references in the Prospectus to the AST INVESCO Equity Income  Portfolio are replaced with the AST INVESCO Capital Income Portfolio.

         (b) In connection  with this name change,  the  description  of the  investment  policies of the Portfolio under "Risk/Return Summary - Growth and Income Portfolios - Principal  Investment  Strategies" on page 14 and under
"Investment  Objectives  and Policies - AST INVESCO  Equity Income  Portfolio - Principal  Investment  Policies and
Risks" on page 95 are revised by deleting the following  language:  "Effective  July 31, 2002,  the Portfolio  will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in equity securities.  The 80% investment requirement applies at the time the Portfolio invests its assets."

(2)      Portfolio Closing - AST Goldman Sachs Small-Cap Value Portfolio

     Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap Value Portfolio will be closed to further investment from new  contractholders.  Under certain  circumstances,  existing  contractholders with assets allocated to the AST Goldman Sachs  Small-Cap  Value  Portfolio on or before June 28, 2002 may continue to allocate assets and make transfers into the AST Goldman Sachs Small-Cap  Value  Portfolio.  Contracts  issued after June 28,
2002 will not be allowed to allocate assets to the AST Goldman Sachs  Small-Cap  Value Portfolio  unless we receive all  required  information  and included  instructions  to allocate  assets to the Goldman  Sachs  Small-Cap  Value
Portfolio on or before June 28, 2002.  Please refer to the  prospectuses  for the variable  annuity  contracts  and variable  insurance policies for further  information  regarding  circumstances  allowing further investment in the
AST Goldman Sachs Small-Cap Value Portfolio.

     The AST Goldman Sachs  Small-Cap Value  Portfolio may be offered to new  contractholders  at some future date;
however, at the present time, American Skandia has no intention to do so.

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